[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

April 1, 2010

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:	Variable Annuity Account XIV (SecureDesigns)
File Nos.: 333-41180 and 811-10011

Dear Sir or Madam:

On behalf of Security Benefit Life Insurance Company and Variable Annuity Account XIV (the “Separate Account”), we are transmitting for filing with the Securities and Exchange Commission under Rule 485(b) of the Securities Act of 1933 Post-Effective Amendment No. 17 (the “Amendment”) to the Registration Statement on Form N-4 for certain flexible premium variable annuity contracts issued through the Separate Account.

The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 to delay the effectiveness of a previously filed post-effective amendment (filed on February 1, 2010) to May 1, 2010.  As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (a).

If you have any questions concerning this filing, please contact our counsel, Elisabeth Bentzinger at (202) 383-0717, at the Sutherland, Asbill & Brennan law firm.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Assistant General Counsel
Security Benefit Life Insurance Company

Enclosure

cc:  Elisabeth Bentzinger

One Security Benefit Place * Topeka, Kansas 66636-0001